Stockholder’s Equity - Schedule of Activities and Status of the Representative’s Warrants (Details) - Warrant [Member] - $ / shares		9 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Number of Warrant, Issued		129,375
Weighted Average Exercise Price, Issued		$ 4
Weighted Average Remaining Term (Years), Issued		4 years 6 months
Number of Warrant, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrant, Forfeited or expired
Weighted Average Exercise Price, Forfeited or expired
Number of Warrant, Outstanding		129,375
Weighted Average Exercise Price, Outstanding		$ 4
Weighted Average Remaining Term (Years), Outstanding		4 years 4 months 24 days